2. REGULATORY FRAMEWORK (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2016 ARS ($)
Res. No. 6 and 41 /2016
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Payables for purchase of electricity - CAMMESA	$ (270)
Purchase of electricity	270
Income recognition of Note No. 2016-04484723	0
Res. ENRE No. 1/2016
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Payables for purchase of electricity - CAMMESA	(1,126)
Purchase of electricity	0
Income recognition of Note No. 2016-04484723	$ 1,126